Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Non-current assets
Other Non-Current Assets (Table)
	December 31, 2023	December 31, 2022
Prepaid expenses	$352	$13
Deposits in guarantee to free zone	393	359
Other	1,478	817
Total	$2,223	$1,189